CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 1,454	$ 1,099	$ 290
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	(32)	(23)	89
Changes in retirement plans’ funded status	(112)	477	86
Foreign currency translation	71	(317)	(414)
Share of other comprehensive income (loss) of entities using the equity method	(8)	(35)	32
Other comprehensive income (loss), net of tax	(81)	102	(207)
Comprehensive income	1,373	1,201	83
Less: Comprehensive income attributable to noncontrolling interests	29	25	16
Comprehensive income attributable to CNH Industrial N.V.	$ 1,344	$ 1,176	$ 67